                                              Registration No. 333-83000.



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


  [ ] Pre-Effective Amendment No.       [X]  Post-Effective Amendment No. 2
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                        (Check appropriate box or boxes)


                    Exact name of Registrant as Specified in
                                    Charter:

                           HARTFORD SERIES FUND, INC.

                     Address of Principal Executive Offices:
                                  P.O. Box 2999
                        Hartford, Connecticut 06104-2999

                  Registrant's Telephone Number: (860) 297-6443

                     Name and Address of Agent for Service:
                               Kevin J. Carr, Esq.
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                                   Suite 1500
                              50 South Sixth Street
                          Minneapolis, Minnesota 55402







The title of the securities being registered is shares of common stock.



It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485 (b)(1)(v).



No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-45431, 811-08629) pursuant to Rule 24f-2 under the Investment Company Act of 1940.



This Post-Effective Amendment consists of the following:

     (1) Facing Sheet of the Registration Statement.

     (2) Part C to the Registration Statement (including signature page).

     (3) Exhibit 12 to the Registration Statement.

This Post-Effective Amendment is being filed solely to file the final tax opinions as Exhibits 12(a) through 12(c) to this Registration Statement on Form N-14.

                                     PART C

                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and (b), or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action, suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

         (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

         (i) the indemnitee shall provide a security for his undertaking, (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

         (1)             Articles of Incorporation (i)

         (2)             By-Laws (i)

         (3)             Not applicable

         (4)             Agreement and Plan of Reorganization (v)

         (5)             See (1) above

         (6)(a)          Form of Investment Management Agreement (i)

         (6)(b)          Form of Amendment Number 1 to Investment Management
                         Agreement (ii)

         (6)(c)          Form of Amendment Number 2 to Investment Management
                         Agreement (iv)

         (6)(d) Form of Investment Sub-Advisory Agreement with Wellington Management Company, LLP (i)

         (6)(e) Form of Amendment Number 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (ii)

         (6)(f) Form of Amendment Number 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (iv)

         (7)(a)          Form of Principal Underwriting Agreement (i)

         (7)(b) Form of Amendment Number 1 to Principal Underwriting Agreement (ii)

         (7)(c) Form of Amendment Number 2 to Principal Underwriting Agreement (iv)

         (8)             Not applicable

         (9)(a)          Form of Custodian Agreement (i)

         (9)(b)          Form of Amendment Number 1 to Custodian Agreement (ii)

         (9)(c)          Form of Amendment Number 2 to Custodian Agreement (iii)

         (9)(d)          Form of Letter Amendment to Custodian Agreement (iv)

         (10)(a)         Form of Rule 12b-1 Distribution Plan (i)

         (10)(b)         Form of Amendment Number 1 to Rule 12b-1 Plan (ii)

         (10)(c)         Form of Amendment Number 2 to Rule 12b-1 Plan (iv)

         (10)(d)         Form of Multi-Class Plan Pursuant to Rule 18f-3 (i)

         (10)(e) Form of Amendment Number 1 to Multi-Class Plan Pursuant to Rule 18f-3 (ii)

         (10)(f) Form of Amendment Number 2 to Multi-Class Plan Pursuant to Rule 18f-3 (iii)

         (10)(g) Form of Amendment Number 3 to Multi-Class Plan Pursuant to Rule 18f-3 (iv)

         (11) Opinion and consent of Kevin J. Carr, in-house counsel to the Registrant, with respect to the legality of the securities being registered (v).


         (12)(a) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis Global Growth Series (filed herewith).



         (12)(b) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis Growth & Income Series (filed herewith).



         (12)(c) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters concerning the reorganization of Fortis High Yield Series (filed herewith).


         (13)            Not applicable.


         (14)(a)         Consent of Arthur Andersen LLP (vi).



         (14)(b)         Consent of KPMG LLP (vi).


         (15)            Not applicable.

         (16)            Power of attorney (v).

         (17)(a)         Form of voting instructions (v).


         (17)(b)         Hartford HLS Funds Class IA Shares
                         Prospectus dated May 1, 2001 (vi).



         (17)(c)         Supplement dated October 1, 2001 to
                         Hartford HLS Funds Class IA Shares
                         Prospectus dated May 1, 2001 (vi).



         (17)(d)         Supplement dated November 9, 2001 to
                         Hartford HLS Funds Class IA Shares
                         Prospectus dated May 1, 2001 (vi).



         (17)(e)         Fortis Series Fund Prospectus dated
                         May 1, 2001 (vi)



         (17)(f)         Supplement dated December 18, 2001 to
                         Fortis Series Funds Prospectus dated
                         May 1, 2001 (vi)



         (17)(g)         Statement of Additional Information of
                         Fortis Series Fund, Inc. dated
                         May 1, 2001 (vi)



         (17)(h) Statement of Additional Information dated May 1, 2001, as revised October 18, 2001, of Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford Midcap HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Global Advisers HLS Fund, Inc., Hartford Bond HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford Money Market HLS Fund, Inc. and Hartford Series Fund, Inc. (vi)



         (17)(i) Fortis Series Fund, Inc. Annual Report for the fiscal year ended December 31, 2001 (vi)



         (17)(j) The Hartford HLS Funds Annual Report for the fiscal year ended December 31, 2001 (vi)



         (17)(k)         Letter regarding Arthur Andersen LLP (vi)


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(i) Incorporated herein by reference to Registrant's Initial Registration Statement on February 2, 1998 (SEC File No. 811-08629/333-45431).

(ii) Incorporated herein by reference to Registrant's Post-Effective Amendment #1 on July 10, 1998 (SEC File No. 811-08629/333-45431).

(iii) Incorporated herein by reference to Registrant's Post-Effective Amendment #2 on July 16, 1998 (SEC File No. 811-08629/333-45431).

(iv) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 on January 28, 2000 (SEC File No. 811-08629/333-45431).



(v) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on February 19, 2002 (SEC File No. 333-83000).



(vi) Incorporated herein by reference to Post-Effective Amendment #1 to Registrant's Registration Statement on Form N-14 filed on March 22, 2002 (SEC File No. 333-83000).

ITEM 17. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed on behalf of the registrant, in the city of Hartford, and the state of Connecticut on the 30th day of May, 2002. The registrant certifies that this post-effective amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                                    HARTFORD SERIES FUND, INC.



                                                    By:  David M. Znamierowski*
                                                         Its:  President


         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.


Signature                                          Title
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David M. Znamierowski*                             President
                                                   (Chief Executive Officer
                                                   & Director)

George R. Jay*                                     Controller & Treasurer
                                                   (Chief Accounting Officer &
                                                   Chief Financial Officer)

Winifred E. Coleman*                               Director
Duane E. Hill*                                     Director
William A. O'Neil*                                 Director
Millard H. Pryor, Jr.*                             Director
Lowndes A. Smith*                                  Director
John K. Springer*                                  Director



/s/ Kevin J. Carr                                      Dated:  May 30, 2002
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* By Kevin J. Carr
  Attorney-in-fact